Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

ACRE Credit Fund II REIT LLC (the “Company”)

J.P. Morgan Securities LLC

Santander US Capital Markets LLC

Goldman Sachs & Co. LLC

Capital One Securities, Inc.

HSBC Securities (USA) Inc. (collectively, the “Specified Parties”)

Re:	ACREC 2025-FL3 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ACREC 2025-FL3 CSR Accounting Tape.xlsx” provided by the Company on January 2, 2025 (the “Data File”), containing information on 25 collateral interests and the 25 related mortgaged properties as of January 9, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by ACREC 2025-FL3 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the Term SOFR rate of 4.5000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests being securitized, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 2, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report, Engineering Report
County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Occupancy (%)	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Occupancy Date	Underwritten Rent Roll Statement, Unit Mix Summary, Certified Rent Roll
Ownership Interest	Title Policy, Deed of Trust, Promissory Note
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Settlement Statement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Future Funding Advance Conditions	Loan Agreement

Attribute	Source Document(s)
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Rate Type	Loan Agreement
Index	Loan Agreement
Mortgage Loan Margin	Loan Agreement
Mortgage Loan Margin Change (Y/N)	Loan Agreement
Mortgage Loan Margin Change Description	Loan Agreement
Mortgage Loan Index Floor	Loan Agreement
Mortgage Loan Index Cap	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Interest Rate Cap Confirmation
Collateral Interest Margin (%)	Loan Agreement
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Provided by the Company
Junior Participation Balloon Payment ($)	Provided by the Company
Junior Participation Cut-off Date Margin	Provided by the Company
Junior Participation Cut-off Date Interest Rate	Provided by the Company
Amortization Type During Initial Term	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Extension Options (Y/N)	Loan Agreement
Extension Options Description	Loan Agreement
Amortization Type During Extensions	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Period Requirements	Loan Agreement
First Extension Cap	Loan Agreement

Attribute	Source Document(s)
Second Extension Period (Months)	Loan Agreement
Second Extension Period Requirements	Loan Agreement
Second Extension Cap	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Period Requirements	Loan Agreement
Third Extension Cap	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Recourse	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty
Sponsor	Loan Agreement, Guaranty, Organization Chart
Affiliated Sponsor (Y/N)	Guaranty, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal
Engineering Report Date	Engineering Report

Attribute	Source Document(s)
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML (%)	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Lockbox Type	Cash Management Agreement, Loan Agreement
Cash Management Type	Cash Management Agreement, Loan Agreement
Cash Management Trigger Event	Cash Management Agreement, Loan Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Tax Escrow (Monthly) ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Insurance Escrow (Monthly) ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Settlement Statement, Servicer Report, Servicing Screenshot
Replacement Reserve (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve Cap($)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement

Attribute	Source Document(s)
TI/LC Reserve (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
TI/LC Reserve (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
TI/LC Reserve Cap($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Debt Service Reserve (Monthly)($)	Loan Agreement, Settlement Statement
Debt Service Reserve Cap($)	Loan Agreement, Settlement Statement
Springing Debt Service Reserve Description	Loan Agreement, Settlement Statement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Settlement Statement, Servicer Report, Servicing Screenshot
Other Reserves (Monthly)($)	Loan Agreement, Settlement Statement
Other Reserves Cap ($)	Loan Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Settlement Statement, Servicer Report, Servicing Screenshot
Other Reserves 2 (Monthly)($)	Loan Agreement, Settlement Statement
Other Reserves 2 Cap ($)	Loan Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Settlement Statement

Attribute	Source Document(s)
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Mezzanine Loan Agreement, Mezzanine Promissory Note, Subordinate Debt Loan Agreement
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Margin	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Interest Rate	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Future Debt Permitted (Y/N)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Permitted Future Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Initial Prepayment Provision	Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value ($)	Appraisal
Stabilized Appraised Value ($)	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
Interest Accrual Basis	Loan Agreement
Lookback Period	Loan Agreement
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement, Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant Square Feet	Underwritten Rent Roll Statement

Attribute	Source Document(s)
Largest Tenant Expiration Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement
Takeout Rate Assumption	Provided by the Company
Assumed Loan (Y/N)	Loan Agreement
Borrower Name	Loan Agreement
First Extension Fee %	Loan Agreement
Second Extension Fee %	Loan Agreement
Third Extension Fee %	Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Loan Agreement
Rate Step Up Post ARD Commencement Date	Loan Agreement
ARD Loan Fully Extended Maturity Date	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
SOFR Cap Provider Rating	Bloomberg Screenshot

Attribute	Source Document(s)
Interest Rate Change	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type	Loan Agreement
Amort Number of Months	Loan Agreement
Stabilized Value Used For As-Is LTV (Y/N)	Provided by the Company
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy
Initial Capital Improvement Reserve	Settlement Statement, Loan Agreement
Cut-off Capital Improvement Reserve	Settlement Statement, Servicer Report, Servicing Screenshot
Capital Improvement Reserve (Monthly)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 3 ($)	Settlement Statement, Servicer Report, Servicing Screenshot
Other Escrow 3 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement, Settlement Statement
Max Number of TICs	TIC Agreement, Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Senior Debt Amount	Loan Agreement
Senior Debt Holder	Loan Agreement
Rate	Loan Agreement
Floor	Loan Agreement

Attribute	Source Document(s)
Maturity	Loan Agreement
Amort	Loan Agreement
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Loan Agreement, Senior Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement, Senior Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicer Report, Servicing Screenshot

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance ($)	Set to equal Mortgage Loan Commitment Original Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	For any collateral interest for which Amortization Type During Initial Term is “Interest Only,” set to N/A. For any other collateral interest, based on amortization schedule.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all collateral interests
Collateral Interest Balloon Balance ($)	Set to equal Collateral Interest Cut-off Date Balance ($)
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Junior Participation Balloon Payment ($) and (iii) Pari Passu Funded Amount
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (P&I) ($)	For any collateral interest for which Amortization Type During Initial Term is “Interest Only,” set to N/A. For any other collateral interest, based on amortization schedule.
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($) minus Junior Participation Cut-off Date Balance
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap if applicable
Mortgage Loan Rate Floor	Mortgage Loan Margin plus the greater of (i) Mortgage Loan Index Floor and (ii) Index Rate Assumption
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin (%) and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Initial IO Period	For all collateral interests for which Amortization Type During Initial Term is “Interest Only,” number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date. For all collateral interests for which Amortization Type During Initial Term is “Amortizing Balloon” the Initial IO Period will be 0
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)

Attribute	Calculation Methodology
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee	First Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
First Extension Floor	Equals the Mortgage Loan Index Floor
Second Extension Fee	Second Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Second Extension Floor	Equals the Mortgage Loan Index Floor
Third Extension Fee	Third Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Third Extension Floor	Equals the Mortgage Loan Index Floor
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)

Attribute	Calculation Methodology
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate and (iii) Interest Accrual Basis
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate and (iii) Interest Accrual Basis
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate and (iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the product of (i) the sum of Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, (ii) Collateral Interest Cut-off Date Interest Rate and (iii) Interest Accrual Basis
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) Takeout Rate Assumption, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) Takeout Rate Assumption, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) Takeout Rate Assumption, (ii) the sum of (x) Collateral Interest Cut-off Date Balance ($), (y) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (z) Pari Passu Funded Amount and (iii) Interest Accrual Basis
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) Takeout Rate Assumption, (ii) the sum of (x) Collateral Interest Cut-off Date Balance ($), (y) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (z) Pari Passu Funded Amount and (iii) Interest Accrual Basis
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (iii) Pari Passu Funded Amount
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (iii) Pari Passu Funded Amount
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) Takeout Rate Assumption, (ii) Mortgage Loan Balloon Balance ($), and (iii) Interest Accrual Basis

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) Takeout Rate Assumption, (ii) Mortgage Loan Balloon Balance ($), and (iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) Takeout Rate Assumption, (ii) the sum of (x) Collateral Interest Cut-off Date Balance ($), (y) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (z) Pari Passu Funded Amount and (iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) Takeout Rate Assumption, (ii) the sum of (x) Collateral Interest Cut-off Date Balance ($), (y) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (z) Pari Passu Funded Amount and (iii) Interest Accrual Basis
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (iii) Pari Passu Funded Amount
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by the sum of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (iii) Pari Passu Funded Amount
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by Cut-off Date Total Debt Ann Debt Service ($)
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Sum of (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Sum of (i) Collateral Interest Cut-off Date Balance ($) (ii) Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) and (iii) Pari Passu Funded Amount divided by Stabilized Appraised Value ($)
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all collateral interests
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($)
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Set to equal Mortgage Loan Cut-off Date As-Is LTV Ratio
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value ($)

Attribute	Calculation Methodology
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($)
Cut-off Date Total Debt Ann Debt Service ($)	The sum of (i) Mortgage Loan Cut-off Date Balance ($) multiplied by Mortgage Loan Cut-off Date Interest Rate and Interest Accrual Basis and (ii) Subordinate Debt Cut-off Date Balance ($) multiplied by Subordinate Debt Interest Rate and subordinate debt interest accrual basis

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The collateral interests Vero, Ebbtide and Water Tower were not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement or Interest Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll Statement, Certified Rent Roll, or other source documents and we were instructed by the Company to assume that all “Compared Attributes” relating to these collateral interests and mortgaged properties are accurate and not to perform any comparison procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable collateral interest and Compared or Recomputed Attribute(s):
Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
505 Courtland; Flagler Crossing; Alta Riverwalk; Madison Waterstar; Ironcrest; Sentosa Lexington Oaks; Maverick; Pointe Grand on Main; Vero; Ebbtide; Water Tower; Saddlewood Pepper Hall; Live at NoDa; Azalea; Pecan Springs; Pointe Grand Palm Coast; Summit Lofts; Xander on State; Saylor at Southside Trail; Crossings at NoDa	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Collateral Interest Cut-off Date Balance Underwritten NOI DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Provided by the Company
Madison Waterstar; Pointe Grand on Main; Saddlewood Pepper Hall	Most Recent As Of Period; Most Recent Revenues; Most Recent Expenses; Most Recent NOI; Most Recent NCF	Provided by the Company
Pecan Springs	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($); Pari Passu Funded Amount	Provided by the Company

Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Ironcrest; Live at NoDa; Pecan Springs	Collateral Interest Most Recent NOI DSCR; Collateral Interest Most Recent NCF DSCR; Cut-off Date Collateral Interest Most Recent NOI Debt Yield; Cut-off Date Collateral Interest Most Recent NCF Debt Yield; Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield; Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield; Collateral Interest Underwritten Stabilized NOI DSCR; Collateral Interest Underwritten Stabilized NCF DSCR; Collateral Interest Underwritten Stabilized NOI Debt Yield; Collateral Interest Underwritten Stabilized NCF Debt Yield; Collateral Interest Appraisal Stabilized NOI DSCR; Collateral Interest Appraisal Stabilized NCF DSCR; Collateral Interest Appraisal Stabilized NOI Debt Yield; Collateral Interest Appraisal Stabilized NCF Debt Yield	Provided by the Company
505 Courtland; Vintage Lake Mary; Maverick; Sinclair; Saylor at Southside Trail	Mortgage Loan Index Cap Provider	Provided by the Company
Ironcrest; Live at NoDa; Pecan Springs	Junior Participation Cut-off Date Balance; Junior Participation Cut-off Date Future Funding Unfunded Balance ($); Junior Participation Balloon Payment ($)	Provided by the Company
Ironcrest; Live at NoDa; Pecan Springs	Collateral Interest Cut-off Date As-Is LTV Ratio; Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Provided by the Company

Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
505 Courtland; Medina Highlands; Flagler Crossing; Vintage Lake Mary; Pointe Grand on Main; Saddlewood Pepper Hall	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield; Collateral Interest Underwritten Stabilized NOI DSCR; Collateral Interest Underwritten Stabilized NCF DSCR; Collateral Interest Underwritten Stabilized NOI Debt Yield; Collateral Interest Underwritten Stabilized NCF Debt Yield	Provided by the Company
505 Courtland; Medina Highlands; Flagler Crossing; Vintage Lake Mary; Pointe Grand on Main; Saddlewood Pepper Hall	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield; Collateral Interest Appraisal Stabilized NOI DSCR; Collateral Interest Appraisal Stabilized NCF DSCR; Collateral Interest Appraisal Stabilized NOI Debt Yield; Collateral Interest Appraisal Stabilized NCF Debt Yield	Provided by the Company
Pointe Grand on Main; Ebbtide; Water Tower; Saddlewood Pepper Hall	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield; Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield; Total Debt Cut-off Date UW NOI DY	Provided by the Company
505 Courtland; Medina Highlands; Flagler Crossing; Vintage Lake Mary; Pointe Grand on Main; Ebbtide; Saddlewood Pepper Hall	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio; Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Provided by the Company
Ebbtide	Total Debt Cut-off Date As-Is LTV; Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio; Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio; Maturity Date Stabilized LTV Ratio	Provided by the Company

Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
360 Market Square; Maverick; Terra at the Grove; Live at NoDa; Pecan Springs; Xander on State; Saylor at Southside Trail	Second Most Recent NCF	Provided by the Company